Income per share (Tables)	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Schedule of computation for basic and diluted income per share

The following is the computation for basic and diluted income per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(in thousands, except per share amounts)
Net income	$9,595	$9,221	$28,697	$26,506
Weighted average basic shares outstanding	1,855	1,853	1,854	1,853
Add: Effect of dilutive securities	7	5	9	4
Weighted average diluted shares outstanding	1,862	1,858	1,863	1,857
Earnings per share:
Basic	$5.17	$4.98	$15.48	$14.30
Diluted	$5.15	$4.96	$15.40	$14.27